SUPPLEMENT TO THE PROSPECTUSES AND SUMMARY PROSPECTUSES

OF

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

For the Wells Fargo Advantage Small Company Growth Fund (the "Fund")

Effective October 1, 2013, the prospectuses and summary prospectuses are revised to reflect the following change:

The sections entitled "Principal Investment Strategies" for the Fund are amended as follows:

Current language	Replacement language effective 10/1/13
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations of $3 billion or less.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index. The market capitalization range of the Russell 2000® Index was approximately $129 million to $3.3 billion, as of May 31, 2013, and is expected to change frequently.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2013
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 15, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug 15, 2013
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Supplement -- [Text Block]	wells_SupplementTextBlock_04

SUPPLEMENT TO THE PROSPECTUSES AND SUMMARY PROSPECTUSES

OF

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

For the Wells Fargo Advantage Small Company Growth Fund (the "Fund")

Effective October 1, 2013, the prospectuses and summary prospectuses are revised to reflect the following change:

The sections entitled "Principal Investment Strategies" for the Fund are amended as follows:

Current language	Replacement language effective 10/1/13
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations of $3 billion or less.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index. The market capitalization range of the Russell 2000® Index was approximately $129 million to $3.3 billion, as of May 31, 2013, and is expected to change frequently.

(Wells Fargo Advantage Small Company Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index. The market capitalization range of the Russell 2000® Index was approximately $129 million to $3.3 billion, as of May 31, 2013, and is expected to change frequently.